UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson          Hockessin, DE                 August 10, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number            Name

     028-02588                       Klingenstein Fields & Co. LLC
     028-03877                       Fiduciary Trust Co. Intl.
     028-05814                       Baldwin Brothers Inc.
     028-02635                       Gardner, Russo & Gardner
     028-00154                       Ruane, Cunnif & Goldfarb Inc.
     028-01658                       Chieftain Capital Management Inc.
     028-05092                       William, Jones & Associates LLC
     028-03490                       Alex Brown Investment Management LLC
     ---------------------------     ---------------------------------------

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total:  $37,399
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                   FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2    COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8

                               TITLE                    VALUE     SHRS OR  SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE    SHARED  NONE
--------------                 --------     -----       --------  -------  --- ----   ----------   --------   ----    ------  ----
ABBOTT LABS                    COM          002824100    3,128     66,875  SH         SOLE         NONE        66,875
BERKSHIRE HATHAWAY INC DEL     CL B NEW     084670702      303      3,800  SH         SOLE         NONE         3,800
CAMPBELL SOUP CO               COM          134429109      619     17,272  SH         SOLE         NONE        17,272
CHEVRON CORP NEW               COM          166764100      362      5,330  SH         SOLE         NONE         5,330
CISCO SYS INC                  COM          17275R102    1,743     81,800  SH         SOLE         NONE        81,800
COCA COLA CO                   COM          191216100      564     11,260  SH         SOLE         NONE        11,260
COMCAST CORP NEW               CL A         20030N101      531     30,560  SH         SOLE         NONE        30,560
EXXON MOBIL CORP               COM          30231G102   11,107    194,626  SH         SOLE         NONE       194,626
GENERAL ELECTRIC CO            COM          369604103    1,165     80,780  SH         SOLE         NONE        80,780
JPMORGAN CHASE & CO            COM          46625H100      294      8,026  SH         SOLE         NONE         8,026
METROPCS COMMUNICATIONS INC    COM          591708102    7,266    887,140  SH         SOLE         NONE       887,140
UNION PAC CORP                 COM          907818108      278      4,000  SH         SOLE         NONE         4,000
WELLS FARGO & CO NEW           COM          949746101   10,040    392,172  SH         SOLE         NONE       392,172



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